Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2024
	Book Value			Volume / Position
Derivative instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	1,192	(17,654)	(16,462)	23,800	(44,100)	(20,300)	US$
NDF	1,100	(21,478)	(20,378)	17,000	(66,160)	(49,160)	US$
Dóllar - Acumulator	1,433	(27,737)	(26,304)	2,000	(40,000)	(38,000)	U$$

Swap	6,020	(9,543)	(3,523)	300,000,000	(300,000,000)	-	R$

Soybean - Options Put	10,561	-	10,561	891,268	-	891,268	scs.
Soybean - Options Call	-	(2,794)	(2,794)	-	(1,782,536)	(1,782,536)	scs.
Soybean - Future	526	-	526	167,821	(2,118,178)	(1,950,357)	scs.
Soybean - Accumulator	2,295	-	2,295	-	(458,107)	(458,107)	scs.

Corn - Options Call	-	(93)	(93)	-	(145,937)	(145,937)	scs.
Corn - Options Put	866	-	866	145,937	-	145,937	scs.
Corn - Future	996	(221)	775	583,650	(733,050)	(149,400)	scs.
Corn - Acumulator	651	-	651	-	(181,429)	(181,429)	scs.

Cotton - Accumulator	3,244	-	3,244	-	(8,813,700)	(8,813,700)	lbs.
Cotton - Options Call	-	(980)	(980)	-	(7,450,000)	(7,450,000)	lbs.
Cotton - Options Put	590	(254)	336	1,100,000	(1,100,000)	-	lbs.
Cotton - Future	903	(1,204)	(301)	1,000,000	(8,350,000)	(7,350,000)	lbs.

Beef cattle - Future	-	-	-	-	(6,600)	(6,600)	@

Ethanol - Options Call	-	(3,008)	(3,008)	-	(9,000)	(9,000)	m^3
Ethanol - Future	-	(1,911)	(1,911)	-	(16,920)	(16,920)	m^3

ATR - Future	-	(191)	(191)	-	(1,500,000)	(1,500,000)	kg

Deposited margin	8,098	-	8,098	-	-	-	-
Total Derivative Risks	38,475	(87,068)	(48,593)

Total Current	31,718	(69,190)
Total Noncurrent	6,757	(17,878)

Result in June 30, 2024 (Note 26)
Realized	99,909	(41,950)
Nonrealized	48,288	(130,888)

	2023
	Book Value			Volume / Position
Derivative instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	4,950	(3)	4,947	14,786	(27,786)	(13,000)	US$
NDF	31,829	(2,271)	29,558	8,000	(77,405)	(69,405)	US$

Swap	5,009	(104)	4,905	149,810	(149,810)	-	R$

Soybean - Options Call	-	(3,681)	(3,681)	-	(249,464)	(249,464)	scs.
Soybean - Future	2,013	(3,137)	(1,124)	-	(1,632,775)	(1,632,775)	scs.
Soybean - Accumulator	-	(9,194)	(9,194)	-	(666,750)	(666,750)	scs.

Corn - Options Call	-	(904)	(904)	-	(362,857)	(362,857)	scs.
Corn - Future	740	-	740	928,800	(1,265,109)	(336,309)	scs.

Cotton - Accumulator	2,393	(538)	1,855	-	(12,843,250)	(12,843,250)	lbs.
Cotton - Future	1,087	(551)	536	3,150,000	(2,944,950)	205,050	lbs.

Beef cattle - Future	-	-	-	12,870	(12,870)	-	@

Ethanol - Options Call	-	(223)	(223)	-	(2,850)	(2,850)	m^3
Ethanol - Future	727	-	727	-	(2,850)	(2,850)	m^3

ATR - Future	-	(2,231)	(2,231)	-	(26,700,000)	(26,700,000)	kg

Deposited margin	35,099	-	35,099	-	-	-	-
Total Derivative Risks	83,847	(22,837)	61,010

Total Current	76,815	(22,006)
Total Noncurrent	7,032	(831)

Result in June 30, 2023 (Note 26)
Realized	108,969	(61,045)
Nonrealized	85,262	(50,772)

Schedule of Derivatives by Maturity	Derivatives by maturity:
Maturity	6/30/2024	6/30/2023
2023	-	55,874
2024	9,002	127
2025	35,541	-
2026	528	-
2028	(6,020)	5,009
2030	9,542	-
	48,593	61,010